General information, Statement of Compliance with IFRS and Going concern assumption	12 Months Ended
Dec. 31, 2023
General information, Statement of Compliance with IFRS and Going concern assumption [Abstract]
General information, statement of compliance with IFRS and going concern assumption
2. General information, statement of compliance with IFRS and going concern assumption.
Captivision is an exempted company incorporated with limited liability in the Cayman Islands on February 23, 2023. The Company’s principal executive office is located at
298-42
Chung-Buk
Chungang-ro
Chung-buk, Pyeongtaek, Gyeonggi, Republic of Korea. The Company’s operations are conducted in South Korea with subsidiaries in United Kingdom, China, and United States.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They have been prepared under the assumption the Company operates on a going concern basis.
Consolidated subsidiaries of the Company as of December 31, 2023, are as follows.

Name of the subsidiary	Major business activities	Shareholding %
Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%
As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of December 31, 2023, as follows.

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%
Information of subsidiaries as of and for the twelve months ended December 31, 2023 (before elimination of intercompany transactions):

					(Unit: USD)
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
G-Frame	4,327,690	6,976,169	1,330,525	(770,472)	(963,675)
G-SMATT Europe	335,725	7,037,675	528,274	(1,992,481)	(2,336,322)
G-SMATT Tech	5,123	6,077,379	776	(77,173)	(56,037)
G-SMATT America	31,698	3,558,071	365,164	(3,948,508)	(3,893,128)

Consolidated Subsidiaries as of December 31, 2022

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe) (*)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America (**)	Distribute G-Glass	54.63%

(*)
On November 30, 2022,
G-SMATT
Europe acquired 100% ownership of Inflectix Limited (“Inflectix”) as a wholly owned subsidiary for USD 301,654. Inflectix was incorporated on July 11, 2018, by Orhan Ertughrul,
G-SMATT
Europe’s chief executive officer. It is located in Gloucestershire, United Kingdom and provides high level technical expertise service in biotechnology investment consulting field.

(**)
In 2022, certain minority shareholders of
G-SMATT
America Co., Ltd (an equity method associate located in CA, USA) sold all their shares, a total of 1,470,116 shares, to the Company. As a result, the Company’s ownership in
G-SMATT
America Co., Ltd. increased by 12.00% from 42.63% to 54.63% and became the major shareholder.
G-SMATT
America Co., Ltd. is subject to consolidation from the date of the majority ownership change on July 1, 2022.

Information of subsidiaries as of and for the twelve months ended December 31, 2022 (before elimination of intercompany transactions):

					(Unit: USD)
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
G-Frame	7,558,305	6,826,664	1,563,390	(1,313,838)	(1,423,354)
G-SMATT Europe	1,451,597	5,908,020	208,741	(955,207)	(761,722)
G-SMATT Tech	74,730	6,245,793	37,607	(537,693)	(130,280)
G-SMATT America (*)	3,413,876	3,001,074	3,271,530	(3,116,733)	(3,255,977)

(*)	Sales, net income (loss) and comprehensive income (loss) associated with G-SMATT America were recognized for six months from the date of majority ownership change by the Company.
Going Concern
The Company has an outstanding deficit of USD 136,790,543 and USD 62,348,576 as of December 31, 2023 and 2022, respectively, and the current liabilities also exceed current assets by USD 40,692,649 and USD 18,531,567 as of December 31, 2023 and 2022, respectively.
Despite the accumulated losses, the Company’s management has conducted a comprehensive evaluation of the Company’s capacity to continue as a going concern, notwithstanding its operation at a deficit and the occurrence of capital erosion throughout FY23. They have determined that there are no significant issues regarding the Company’s ability to continue as a going concern considering the following factors.

Classification	Mitigation plan
Improvement in business (1)	To achieve a positive operating profit, the Company aims to increase sales while simultaneously curbing operational expenses. Proactive sales plans for 2024 have been implemented, and contracts with new customers are currently being prepared as of the reporting date.

Classification	Mitigation plan
Subsequent debt to equity conversion (2)	Mitigate capital impairment through conversion of debt and payables into equity.

Current Liabilities Refunding Program	The current liabilities refunding program entails securing cash proceeds via collection of existing accounts receivable, equity raisings from investors based in the United States and Korea.

(1)	As a result of recent operational improvements which have been implemented at Captivision Korea, the Company anticipates a significant increase in both revenue and operating income in 2024.
(2)
The Company initiated twelve equity conversion agreements as of the reporting date. Under these agreements, a total of USD 7,674,155 of outstanding debt and trade payables are to be converted into the Company’s Common Shares (the “Debt to Equity Conversion”).

The Company’s consolidated financial statements were prepared on the assumption that the Company will continue as a going concern and are accounted for under the assumption that the Company’s assets and liabilities could be recovered or repaid through normal business activities.
In a situation where the validity of the going concern assumption, which is the premise of preparing the Company’s financial statements, is questioned, there may be certain uncertainty relating to the feasibility of financing plans for debt repayment, new business, and financial improvement plans. However, considering the above management’s mitigation plans, the Company has feasibility to continue as a going concern and achieve positive operating profits in the near future.